Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.53%♦
Communication Services — 10.81%
Activision Blizzard	57,314	$ 4,462,468
Alphabet Class A †	17,425	37,973,606
Alphabet Class C †	14,760	32,286,762
Match Group †	67,161	4,680,450
Meta Platforms Class A †	224,211	36,154,024
Netflix †	89,297	15,615,366
Sea ADR †	202,293	13,525,310
Snap Class A †	370,260	4,861,514
Spotify Technology †	50,728	4,759,808
Walt Disney †	98,310	9,280,464
		163,599,772
Consumer Discretionary — 18.44%
Advance Auto Parts	66,630	11,532,987
Airbnb Class A †	28,148	2,507,424
Amazon.com †	1,228,020	130,428,004
Aptiv †	105,833	9,426,545
Booking Holdings †	3,289	5,752,428
Carvana †	31,606	713,663
Chipotle Mexican Grill †	6,852	8,957,345
Coupang †	194,177	2,475,757
DoorDash Class A †	61,634	3,955,054
Expedia Group †	48,325	4,582,660
Ferrari	42,733	7,840,651
Floor & Decor Holdings Class A †	28,900	1,819,544
Las Vegas Sands †	140,162	4,708,042
Lululemon Athletica †	15,294	4,169,297
Magic Leap Class A =, †	2,058	37,542
NIKE Class B	136,100	13,909,420
Peloton Interactive Class A †	168,064	1,542,828
Rivian Automotive Class A †	810,821	20,870,533
Ross Stores	162,545	11,415,535
Tesla †	25,209	16,976,245
Tractor Supply	58,810	11,400,318
Wynn Resorts †	73,574	4,192,246
		279,214,068
Consumer Staples — 1.24%
Monster Beverage †	203,220	18,838,494
		18,838,494
Financials — 1.44%
MarketAxess Holdings	5,562	1,423,927
S&P Global	60,546	20,407,635
		21,831,562
Healthcare — 15.53%
Alcon	212,120	14,825,067
Align Technology †	15,891	3,760,923
Argenx ADR †	13,770	5,217,178
AstraZeneca ADR	38,667	2,554,729
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Avantor †	158,506	$ 4,929,537
Cigna	24,177	6,371,123
Dexcom †	140,000	10,434,200
Eli Lilly & Co.	38,448	12,465,995
HCA Healthcare	15,601	2,621,904
Humana	15,287	7,155,386
Insulet †	9,993	2,177,874
Intuitive Surgical †	115,320	23,145,877
Stryker	87,806	17,467,247
Thermo Fisher Scientific	52,430	28,484,170
UnitedHealth Group	76,980	68,546,492
Zoetis	145,000	24,924,050
		235,081,752
Industrials — 7.53%
Airbus	59,440	5,758,724
Cintas	6,741	2,517,966
Eaton	113,290	14,273,407
FedEx	34,157	7,743,734
Generac Holdings †	23,286	4,903,566
Old Dominion Freight Line	15,812	4,052,299
Raytheon Technologies	198,990	19,124,929
TransUnion	68,088	5,446,359
Uber Technologies †	386,345	7,904,619
United Parcel Service Class B	120,980	22,083,689
Verisk Analytics	14,381	2,489,207
WW Grainger	38,970	17,709,137
		114,007,636
Information Technology — 41.04%
Adobe †	48,140	17,622,128
Advanced Micro Devices †	123,577	9,449,933
Apple	643,338	87,957,171
ASML Holding	46,476	22,116,999
Atlassian Class A †	84,242	15,786,951
Bill.com Holdings †	17,025	1,871,729
Black Knight †	109,492	7,159,682
Block †	15,590	958,161
Block CDI †	42,637	2,663,432
Ceridian HCM Holding †	44,556	2,097,696
Datadog Class A †	30,361	2,891,582
Fidelity National Information Services	85,590	7,846,035
Fiserv †	105,221	9,361,512
Global Payments	39,465	4,366,408
HashiCorp Class A †	13,892	408,980
Intel	224,900	8,413,509
Intuit	45,543	17,554,094
Mastercard Class A	54,099	17,067,153
Microsoft	550,935	141,496,636
Monday.com †	10,416	1,074,515
NQ-OPTLG [6/22] 8/22 (2351754)    1

Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
MongoDB †	15,415	$ 4,000,192
NVIDIA	269,398	40,838,043
Palo Alto Networks †	51,070	25,225,516
PayPal Holdings †	156,800	10,950,912
Roper Technologies	17,686	6,979,780
Salesforce †	212,406	35,055,486
SentinelOne Class A †	123,553	2,882,491
ServiceNow †	28,642	13,619,844
Snowflake Class A †	23,481	3,265,268
Splunk †	113,845	10,070,729
Teledyne Technologies †	24,989	9,373,624
Trade Desk Class A †	79,382	3,325,312
Twilio Class A †	15,131	1,268,129
UiPath Class A †	151,201	2,750,346
Unity Software †	81,400	2,997,148
Visa Class A	309,655	60,967,973
Workday Class A †	68,320	9,536,106
		621,271,205
Materials — 0.66%
Sherwin-Williams	44,500	9,963,995
		9,963,995
Real Estate — 0.84%
Equinix	19,380	12,733,048
		12,733,048
Total Common Stocks (cost $1,252,583,833)		1,476,541,532

Short-Term Investments — 2.73%
Money Market Mutual Funds — 2.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	10,329,277	10,329,277
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	10,329,278	10,329,278
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	10,329,278	10,329,278
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	10,329,278	$ 10,329,278
Total Short-Term Investments (cost $41,317,111)		41,317,111

Total Value of Securities—100.26% (cost $1,293,900,944)		1,517,858,643
Liabilities Net of Receivables and Other Assets—(0.26%)		(3,990,327)
Net Assets Applicable to 91,086,557 Shares Outstanding—100.00%		$1,513,868,316
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-OPTLG [6/22] 8/22 (2351754)

(Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
Summary of abbreviations: (continued)
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC
NQ-OPTLG [6/22] 8/22 (2351754)    3